PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

Note 7 – Prepaid Expenses and Other Current Assets

Prepaid expenses consisted of the following at February 28, 2019 and May 31, 2018:

	February 28,	May 31,
	2019	2018
Prepaid insurance	$14,218	$-
Prepaid license fees	130,412	-
Prepaid legal fees	16,410	1,410
Prepaid fixed assets	460,901
Prepaid rent	6,961
Deposits on inventory	83,837	-
Total	$712,739	$1,410

NOTE 4 – PREPAID EXPENSES Prepaid expenses consisted of the following at May 31, 2018 and 2017:
	May 31,	May 31,
	2018	2017
Prepaid legal fees	$1,410	$1,410
Total	$1,410	$1,410